Deferred tax assets and liabilities - Summary of tax losses carryforwards and other assets, unrecognized deferred tax assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	$ 1,337,838	$ 1,155,825	$ 1,114,339
Gross Amount [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	2,173,283	2,356,198	3,331,394
Tax Effect [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	651,985	706,860	999,418
Tax losses
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	44,481	99,042	19,924
Tax losses | Gross Amount [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	1,918,040	1,841,455	2,816,651
Tax losses | Tax Effect [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	575,412	552,437	844,995
Other assets [Member] | Gross Amount [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	255,243	514,743	514,743
Other assets [Member] | Tax Effect [Member]
Tax Losses Carryforwards and Other Assets [Line Items]
Deferred tax assets	$ 76,573	$ 154,423	$ 154,423